Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Accounts receivable percentage			100.00%
Allowance for credit losses			$ 0	$ 0
Employees deposit percentage				8.33%
Deferred tax assets			27,630,000	$ 25,090,000
Federal net operating loss carryforwards			93,087,000	70,316,000
Federal research and development income tax credits			$ 350,000
Net operating loss carryforward restricted percentage			50.00%
Foreign currency translation adjustments	$ 27,000	$ 17,000	$ 114,000	$ 32,000
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			51.00%	63.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			52.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			19.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			31.00%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage				69.00%